EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016		Dec. 31, 2016
Numerator:
Net loss attributable to ordinary shares - basic and diluted	$ (38,090)	$ (355)
Net loss from discontinued operations - basic and diluted		(4,668)
Net Loss	$ (38,090)	$ (5,023)		$ 201
Denominator:
Number of ordinary shares basic and diluted outstanding - Continuing and discontinued operations	77,548,252	76,274,269
Basic and diluted net loss per ordinary share:
Continuing operations	$ (0.49)	$ (0.00)	[1]
Discontinuing operations		(0.06)
Net loss	$ (0.49)	$ (0.06)
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	17,492,402	13,064,956

[1]	Less than $0.01